Fees and Expenses - Neuberger Berman Small-Mid Cap ETF	Aug. 31, 2024
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
Other Expenses, New Fund, Based on Estimates [Text]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.60
Other expenses[2]	0.18
Total annual operating expenses	0.78
Fee waivers and/or expense reimbursement	0.13
Total annual operating expenses after fee waivers and/or expense reimbursement[3]	0.65

[1]  “Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[2] “Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[3]  Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.64% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed 0.64% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	1 Year
Expense Example, With Redemption [Table]
1 Year	3 Years
$66	$208

Expense Example, No Redemption, By Year, Caption [Text]	3 Years